Schedule of Reconciliation of the (Benefit) Provision for Income Taxes from Continuing Operations with the Amount Computed by Applying the Statutory Federal Tax Rate to Loss Before Income Taxes (Details) - USD ($)
$ in Thousands
	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Loss from continuing operations before taxes	$ (81)	$ (4,300)	$ (11,994)	$ (25,551)
Income tax expense computed at statutory federal tax rate			(2,527)	(5,366)
Additional research and development tax relief				(5,409)
Loss surrendered to generate R&D credit				4,865
Change in valuation allowance			2,798	1,261
Other foreign items			(1,158)	809
Disallowed expenses and non-taxable income			35	782
Stock Compensation			30	62
Foreign items, including change in tax rates, and other
Other items			40
Current - total		$ (1,354)	$ (782)	$ (2,996)